Contract Assets - Schedule of Contract Assets (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Contract Assets [Abstract]
Revenue recognized to date	$ 25,449,128	$ 20,008,749	$ 21,715,095
Less: Progress billings to date	21,093,653	16,584,364	16,763,104
Contract assets	4,355,475	3,424,385	4,951,991
Contract assets – current	4,259,768	3,349,138	4,618,205
Contract assets – non-current	$ 95,707	$ 75,247	$ 333,786